Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

11. Fair Value Measurements

The carrying amounts reported for cash and cash equivalents, accounts receivable, other current assets, accounts payable and other current liabilities approximate fair value because of the short-term maturity of these instruments.

The following table summarizes the financial instruments as of December 31, 2011 and 2010, which are recorded at fair value (in thousands):

	Level 1	Level 2	Level 3	Balance at December 31, 2011
Cash and cash equivalents	$61,118	$—	$—	$61,118

	Level 1	Level 2	Level 3	Balance at December 31, 2010
Cash and cash equivalents	$8,614	$—	$—	$8,614